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                      Seward & Kissel
                  One Battery Park Plaza
                 New York, New York 10105


                                March 3, 2000



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549


       Alliance Global Strategic Income Trust, Inc.
            (File Nos. 33-63797 and 811-07391)
       _____________________________________________


Dear Sirs:

         This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Advisor Class Prospectus and the Statement of Additional
Information with respect to the above referenced fund does not differ from those filed in the most recent post-effective amendment, the text of which was filed electronically.


                                Very truly yours,


                                /s/ Janet R. Murtha


















00250223.BA2